Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—13.1%
U.S. Treasury Bonds
2.500%, 2/15/46	$1,855	$1,891
3.000%, 8/15/48	5,100	5,737
U.S. Treasury Note 2.625%, 2/15/29	585	619
U.S. Treasury Notes
2.250%, 3/31/21	4,090	4,121
2.875%, 8/15/28	450	485
Total U.S. Government Securities (Identified Cost $12,105)		12,853

Municipal Bonds—1.9%
California—1.0%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	520	858
University of California, Series B-A, Taxable 4.428%, 5/15/48	140	152
		1,010

Georgia—0.3%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	255	263
Idaho—0.2%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	170	206
Texas—0.1%
State of Texas, General Obligation Taxable 3.211%, 4/1/44	80	81
Virginia—0.3%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	285	295
Total Municipal Bonds (Identified Cost $1,744)		1,855

Foreign Government Securities—0.9%
Dominican Republic 144A 6.000%, 7/19/28(1)	150	167
Kingdom of Jordan 144A 5.750%, 1/31/27(1)	200	211
Republic of South Africa 5.875%, 9/16/25	215	236
Republic of Turkey
7.375%, 2/5/25	85	93
4.875%, 10/9/26	200	191
Total Foreign Government Securities (Identified Cost $877)		898

	Par Value	Value

Mortgage-Backed Securities—26.6%
Agency—2.9%
Federal National Mortgage Association
Pool #812352 5.000%, 4/1/20	$2	$3
Pool #323702 6.000%, 5/1/29	14	15
Pool #535371 6.500%, 5/1/30	1	1
Pool #590108 7.000%, 7/1/31	5	6
Pool #880117 5.500%, 4/1/36	24	27
Pool #938574 5.500%, 9/1/36	81	90
Pool #909092 6.000%, 9/1/37	13	15
Pool #909220 6.000%, 8/1/38	119	137
Pool #986067 6.000%, 8/1/38	7	8
Pool #AA7001 5.000%, 6/1/39	356	392
Pool #MA3692 3.500%, 7/1/49	871	895
Pool #CA4128 3.000%, 9/1/49	230	234
Pool#MA3803 3.500%, 10/1/49	954	981
Government National Mortgage Association Pool #443000 6.500%, 9/15/28	18	19
		2,823

Non-Agency—23.7%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(1)(2)	338	336
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)	195	207
2015-SFR1, A 144A 3.467%, 4/17/52(1)	206	212
2015-SFR2, C 144A 4.691%, 10/17/52(1)	125	133
Angel Oak Mortgage Trust I LLC
2018-1, A1 144A 3.258%, 4/27/48(1)(2)	64	64
2018-2, A1 144A 3.674%, 7/27/48(1)(2)	280	283
2019-1, A1 144A 3.920%, 11/25/48(1)(2)	177	180
2019-2, A1 144A 3.628%, 3/25/49(1)(2)	241	244
Angel Oak Mortgage Trust LLC 2019-3, A1 144A 2.930%, 5/25/59(1)(2)	222	222
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(1)(2)	288	291
2019-1, A1 144A 3.805%, 1/25/49(1)(2)	136	138
2019-2, A1 144A 3.347%, 4/25/49(1)(2)	135	136
See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Aventura Mall Trust 2013-AVM, C 144A 3.743%, 12/5/32(1)(2)	$325	$327
Banc of America Funding Trust
2004-B, 2A1 4.307%, 11/20/34(2)	29	29
2005-1, 1A1 5.500%, 2/25/35	56	57
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	37	38
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust 2004-6, 1A2 4.610%, 5/25/34(2)	132	132
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(1)	160	166
2017-SPL5, B1 144A 4.000%, 6/28/57(1)(2)	100	103
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(1)(2)	100	104
Bunker Hill Loan Depositary Trust 2019-1, A1 144A 3.613%, 10/26/48(1)(2)	313	316
BX Commercial Mortgage Trust 2019-XL, C (1 month LIBOR + 1.250%) 144A 2.990%, 10/15/36(1)(2)	170	170
BX Trust
2018-MCSF, A (1 month LIBOR + 0.577%) 144A 2.316%, 4/15/35(1)(2)	161	160
2019-OC11, D 144A 4.075%, 12/9/41(1)	245	249
Chase Home Lending Mortgage Trust 2019-ATR1, A4 144A 4.000%, 4/25/49(1)(2)	110	111
Citigroup Commercial Mortgage Trust
2013-375P, B 144A 3.518%, 5/10/35(1)(2)	205	210
2019-SST2, A (1 month LIBOR + 0.920%) 144A 2.660%, 12/15/36(1)(2)	200	199
2015-GC27, A4 2.878%, 2/10/48	245	250
Citigroup Mortgage Loan Trust, Inc.
2019-IMC1, A1 144A 2.720%, 7/25/49(1)(2)	207	207
2019-RP1, A1 144A 3.500%, 1/25/66(1)(2)	382	390
COLT Mortgage Loan Trust Funding LLC
2018-1, A1 144A 2.930%, 2/25/48(1)(2)	34	34
2019-1, A1 144A 3.705%, 3/25/49(1)(2)	167	167
2019-3, A1 144A 2.764%, 8/25/49(1)(2)	330	330
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(1)	220	219
2018-2, A 144A 4.026%, 11/15/52(1)	120	125
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 2.720%, 5/15/36(1)(2)	265	266
Ellington Financial Mortgage Trust
2018-1, A1FX 144A 4.140%, 10/25/58(1)(2)	325	330
	Par Value	Value

Non-Agency—continued
2019-1, A1 144A 2.934%, 6/25/59(1)(2)	$169	$170
2019-2, A3 144A 3.046%, 11/25/59(1)(2)	98	98
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(2)	58	59
2018-1, A23 144A 3.500%, 11/25/57(1)(2)	54	54
2018-2, A41 144A 4.500%, 10/25/58(1)(2)	174	178
2019-H1,A1 144A 2.657%, 10/25/59(1)(2)	286	286
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(1)(2)	152	153
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(1)	255	261
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(2)	41	43
Homeward Opportunities Fund I Trust
2018-2, A1 144A 3.985%, 11/25/58(1)(2)	356	361
2019-1, A1 144A 3.454%, 1/25/59(1)(2)	169	169
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	56	57
JPMorgan Chase Commercial Mortgage Securities Trust
2014-C22, A4 3.801%, 9/15/47	195	207
2015-C31, AS 4.106%, 8/15/48	215	229
2015-C28, B 3.986%, 10/15/48	280	291
JPMorgan Chase Mortgage Trust
2016-SH1, M2 144A 3.750%, 4/25/45(1)(2)	202	207
2016-SH2, M2 144A 3.750%, 12/25/45(1)(2)	368	376
2017-3, 2A2 144A 2.500%, 8/25/47(1)(2)	101	100
2017-5, A1 144A 3.155%, 10/26/48(1)(2)	207	209
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 2.540%, 5/15/36(1)(2)	215	215
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(2)	195	197
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(1)(2)	38	38
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 2.992%, 6/25/52(1)(2)(3)	85	85
MetLife Securitization Trust
2017-1A, M1 144A 3.621%, 4/25/55(1)(2)	100	103
2019-1A, A1A 144A 3.750%, 4/25/58(1)(2)	379	390
Mill City Mortgage Loan Trust 2018-4, A1B 144A 3.500%, 4/25/66(1)(2)	440	449
See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C13, AS 4.266%, 11/15/46	$360	$381
2015-C22, AS 3.561%, 4/15/48	310	320
New Residential Mortgage Loan Trust
2018-4A, A1S (1 month LIBOR + 0.750%) 144A 2.542%, 1/25/48(1)(2)	64	64
2018-NQM1,A1 144A 3.986%, 11/25/48(1)(2)	86	87
2014-1A, A 144A 3.750%, 1/25/54(1)(2)	123	127
2015-2A, A1 144A 3.750%, 8/25/55(1)(2)	95	98
2016-1A, A1 144A 3.750%, 3/25/56(1)(2)	77	80
2016-4A, B1A 144A 4.500%, 11/25/56(1)(2)	159	170
2017-2A, A3 144A 4.000%, 3/25/57(1)(2)	170	178
2018-1A, A1A 144A 4.000%, 12/25/57(1)(2)	216	224
2019-NQM4, A1 144A 2.492%, 9/25/59(1)(2)	253	252
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 3.517%, 3/25/35(2)	86	87
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 11/25/48(1)(2)	302	305
2019-INV1, A3 144A 4.500%, 11/25/48(1)(2)	145	149
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(1)	150	153
Pretium Mortgage Credit Partners I LLC 2019-NPL3, A1 144A 3.105%, 7/27/59(1)(2)	92	92
Progress Residential Trust
2018-SFR2, B 144A 3.841%, 8/17/35(1)	100	101
2019-SFR3, B 144A 2.571%, 9/17/36(1)	235	230
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(2)	484	487
PRPM LLC
2019-1A, A1 144A 4.500%, 1/25/24(1)(2)	430	431
2019-2A, A1 144A 3.967%, 4/25/24(1)(2)	377	378
2019-GS1, A1 144A 3.500%, 10/25/24(1)(2)	233	233
RCO V Mortgage LLC
2019-1, A1 144A 3.721%, 5/24/24(1)(2)	407	408
2019-2, A1 144A 3.475%, 11/25/24(1)(2)	142	142
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	94	96
Residential Mortgage Loan Trust
2019-1, A1 144A 3.936%, 10/25/58(1)(2)	65	66
2019-2, A1 144A 2.913%, 5/25/59(1)(2)	281	282
	Par Value	Value

Non-Agency—continued
RMF Proprietary Issuance Trust 2019-1, A 144A 2.750%, 10/25/63(1)(2)	$282	$279
Sequoia Mortgage Trust
2013-8, B1 3.523%, 6/25/43(2)	95	96
2018-CH2, A12 144A 4.000%, 6/25/48(1)(2)	59	59
SG Residential Mortgage Trust 2019-3,A1 144A 2.703%, 9/25/59(1)(2)	92	92
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(1)(2)	275	277
Thornburg Mortgage Securities Trust 2004-2, A1 (1 month LIBOR + 0.620%) 2.412%, 6/25/44(2)	356	356
Towd Point Mortgage Trust
2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 2.692%, 4/25/48(1)(2)	277	277
2015-1, A2 144A 3.250%, 10/25/53(1)(2)	150	150
2016-1, A1B 144A 2.750%, 2/25/55(1)(2)	64	64
2015-5, A2 144A 3.500%, 5/25/55(1)(2)	220	223
2017-1, M1 144A 3.750%, 10/25/56(1)(2)	100	103
2018-6, A2 144A 3.750%, 3/25/58(1)(2)	370	384
2019-1, A1 144A 3.750%, 3/25/58(1)(2)	284	295
2018-4, A1 144A 3.000%, 6/25/58(1)(2)	182	185
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(2)	59	59
2015-2, 1M1 144A 3.250%, 11/25/60(1)(2)	165	167
Tricon American Homes Trust
2017-SFR1, A 144A 2.716%, 9/17/34(1)	199	199
2019-SFR1, C 144A 3.149%, 3/17/38(1)	190	189
VCAT LLC 2019-NPL2, A1 144A 3.573%, 11/25/49(1)(2)	144	144
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(1)(2)	122	122
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(1)(2)	72	72
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A 4.336%, 1/25/49(1)(2)	179	180
Verus Securitization Trust
2017-2A, A1 144A 2.485%, 7/25/47(1)(2)	62	62
2018-1, A1 144A 2.929%, 2/25/48(1)(2)	52	52
2018-2, B1 144A 4.426%, 6/1/58(1)(2)	240	242
2018-3, A1 144A 4.108%, 10/25/58(1)(2)	103	104
2019-1, A1 144A 3.836%, 2/25/59(1)(2)	176	178
See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-INV1, A1 144A 3.402%, 12/25/59(1)(2)	$129	$129
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	215	226
2015-LC20, A5 3.184%, 4/15/50	210	218
2015-LC20, B 3.719%, 4/15/50	300	311
		23,235

Total Mortgage-Backed Securities (Identified Cost $25,784)		26,058

Asset-Backed Securities—10.2%
Automobiles—5.8%
ACC Trust
2018-1, A 144A 3.700%, 12/21/20(1)	6	6
2018-1, B 144A 4.820%, 5/20/21(1)	165	166
2019-1, A 144A 3.750%, 5/20/22(1)	210	211
American Credit Acceptance Receivables Trust
2018-4, C 144A 3.970%, 1/13/25(1)	195	198
2019-2, C 144A 3.170%, 6/12/25(1)	220	222
Avis Budget Rental Car Funding LLC (AESOP) 2016-1A, A 144A 2.990%, 6/20/22(1)	200	202
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(1)	185	186
Carvana Auto Receivables Trust
2019-1A, D 144A 3.880%, 10/15/24(1)	225	230
2019-3A, D 144A 3.040%, 4/15/25(1)	240	239
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(1)	27	27
Drive Auto Receivables Trust
2017-2, C 2.750%, 9/15/23	17	17
2019-4, C 2.510%, 11/17/25	240	240
DT Auto Owner Trust
2018-3A, C 144A 3.790%, 7/15/24(1)	145	147
2019-2A, B 144A 2.990%, 4/17/23(1)	215	216
2019-2A, C 144A 3.180%, 2/18/25(1)	215	218
Exeter Automobile Receivables Trust
2018-3A, C 144A 3.710%, 6/15/23(1)	205	208
2019-2A, C 144A 3.300%, 3/15/24(1)	225	228
2019-4A, C 144A 2.440%, 9/16/24(1)	285	284
	Par Value	Value

Automobiles—continued
Flagship Credit Auto Trust
2016-2, B 144A 3.840%, 9/15/22(1)	$87	$88
2017-3, C 144A 2.910%, 9/15/23(1)	220	221
2019-1, C 144A 3.600%, 2/18/25(1)	150	154
2019-2, C 144A 3.090%, 5/15/25(1)	260	264
GLS Auto Receivables Issuer Trust 2019-2A, B 144A 3.320%, 3/15/24(1)	260	264
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(1)	240	247
Hertz Vehicle Financing II LP 2019-1A, A 144A 3.710%, 3/25/23(1)	160	164
OneMain Direct Auto Receivables Trust
2017-2A, C 144A 2.820%, 7/15/24(1)	185	185
2018-1A, C 144A 3.850%, 10/14/25(1)	145	148
Prestige Auto Receivables Trust 2017-1A, C 144A 2.810%, 1/17/23(1)	220	221
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(1)	240	239
United Auto Credit Securitization Trust 2019-1, D 144A 3.470%, 8/12/24(1)	215	217
		5,657

Other—4.1%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(1)	112	113
Arby’s Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(1)	134	138
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(1)	181	184
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(1)	61	61
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(1)	62	62
Drug Royalty II LP 2 2014-1, A2 144A 3.484%, 7/15/23(1)	8	8
Foundation Finance Trust 2019-1A, A 144A 3.860%, 11/15/34(1)	170	172
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	245	245
Lendmark Funding Trust 2019-1A, A 144A 3.000%, 12/20/27(1)	270	270
MVW LLC 2019-2A, A 144A 2.220%, 10/20/38(1)	272	270
MVW Owner Trust
2017-1A, A 144A 2.420%, 12/20/34(1)	98	98
2019-1A, A 144A 2.890%, 11/20/36(1)	232	234
Octane Receivables Trust 2019-1A, A 144A 3.160%, 9/20/23(1)	240	240
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(1)	180	183
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(1)	250	252
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(1)	216	218
See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Other—continued
Primose Funding LLC 2019-1A, A2 144A 4.475%, 7/30/49(1)	$235	$238
Small Business Lending Trust 2019-A, A 144A 2.850%, 7/15/26(1)	198	198
SoFi Consumer Loan Program LLC 2017-1, A 144A 3.280%, 1/26/26(1)	36	36
SoFi Consumer Loan Program Trust 2019-3, A 144A 2.900%, 5/25/28(1)	192	194
Stack Infrastructure Issuer LLC 2019-1A, A2 144A 4.540%, 2/25/44(1)	188	197
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	239	255
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	181	185
		4,051

Student Loan—0.3%
Commonbond Student Loan Trust 2019-AGS, A1 144A 2.540%, 1/25/47(1)	282	279
SoFi Professional Loan Program LLC 2015-A, A2 144A 2.420%, 3/25/30(1)	18	19
		298

Total Asset-Backed Securities (Identified Cost $9,929)		10,006

Corporate Bonds and Notes—39.3%
Communication Services—2.0%
AT&T, Inc.
4.100%, 2/15/28	204	222
(3 month LIBOR + 1.180%) 3.067%, 6/12/24(2)	85	86
Cable Onda S.A. 144A 4.500%, 1/30/30(1)	200	211
Diamond Sports Group LLC
144A 5.375%, 8/15/26(1)	100	101
144A 6.625%, 8/15/27(1)(4)	55	53
Discovery Communications LLC 3.950%, 3/20/28	280	299
DISH DBS Corp.
5.875%, 7/15/22	95	101
5.000%, 3/15/23	95	97
Frontier Communications Corp. 144A 8.500%, 4/1/26(1)	70	71
Meredith Corp. 6.875%, 2/1/26	90	94
Sirius XM Radio, Inc. 144A 5.500%, 7/1/29(1)	60	65
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(1)	200	212
Telesat Canada 144A 4.875%, 6/1/27(1)	85	86
Verizon Communications, Inc.
4.125%, 3/16/27	100	111
(3 month LIBOR + 1.100%) 3.010%, 5/15/25(2)	170	174
		1,983

	Par Value	Value

Consumer Discretionary—2.7%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	$145	$150
Brookfield Residential Properties, Inc. 144A 6.250%, 9/15/27(1)	190	201
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	150	158
Dana, Inc. 5.375%, 11/15/27	190	196
Dollar Tree, Inc. 4.000%, 5/15/25	115	123
Eldorado Resorts, Inc. 6.000%, 9/15/26	45	50
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	95	97
General Motors Financial Co., Inc. 3.450%, 4/10/22	30	31
GLP Capital LP 5.750%, 6/1/28	231	262
Lear Corp. 3.800%, 9/15/27	250	252
Lithia Motors, Inc. 144A 4.625%, 12/15/27(1)	80	82
MGM Growth Properties Operating Partnership LP 144A 5.750%, 2/1/27(1)	95	106
PulteGroup, Inc. 6.375%, 5/15/33	120	140
QVC, Inc. 4.375%, 3/15/23	295	304
Scientific Games International, Inc.
144A 5.000%, 10/15/25(1)	130	136
144A 8.250%, 3/15/26(1)	70	77
144A 7.000%, 5/15/28(1)	35	37
TRI Pointe Group, Inc. 5.875%, 6/15/24	100	109
Under Armour, Inc. 3.250%, 6/15/26	100	97
		2,608

Consumer Staples—1.1%
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	200	220
4.750%, 1/23/29	52	60
Bacardi Ltd. 144A 4.700%, 5/15/28(1)	170	185
Conagra Brands, Inc. 4.300%, 5/1/24	270	290
Kraft Heinz Foods Co. (The) 3.000%, 6/1/26	295	295
		1,050

Energy—4.1%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	120	109
Boardwalk Pipelines LP 4.950%, 12/15/24	185	200
Cheniere Energy Partners LP
5.625%, 10/1/26	70	74
144A 4.500%, 10/1/29(1)	115	118
See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Energy—continued
CrownRock LP 144A 5.625%, 10/15/25(1)	$115	$117
Energy Transfer Operating LP 4.200%, 4/15/27	210	220
Energy Transfer Partners LP 4.500%, 11/1/23	45	48
HollyFrontier Corp. 5.875%, 4/1/26	210	237
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	320	442
MPLX LP
4.875%, 12/1/24	120	130
4.000%, 3/15/28	90	93
144A 4.250%, 12/1/27(1)	205	216
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	150	153
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	300	385
Petroleos Mexicanos 144A 7.690%, 1/23/50(1)	190	207
Sabine Pass Liquefaction LLC
6.250%, 3/15/22	140	150
4.200%, 3/15/28	80	85
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(5)	200	245
Targa Resources Partners LP 5.875%, 4/15/26	185	197
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	44	46
USA Compression Partners LP 6.875%, 4/1/26	190	199
Valero Energy Partners LP 4.500%, 3/15/28	285	314
		3,985

Financials—14.9%
AerCap Ireland Capital DAC
3.950%, 2/1/22	200	207
3.650%, 7/21/27	150	154
Allstate Corp. (The) Series B 5.750%, 8/15/53(6)	200	215
Apollo Management Holdings LP 144A 4.000%, 5/30/24(1)	215	228
Ares Finance Co. LLC 144A 4.000%, 10/8/24(1)	270	270
Athene Holding Ltd. 4.125%, 1/12/28	200	207
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	305	307
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(1)	200	202
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(1)	300	306
Bank of America Corp.
4.200%, 8/26/24	448	481
(3 month LIBOR + 0.770%) 2.661%, 2/5/26(2)	225	225
(3 month LIBOR + 0.790%) 3.004%, 12/20/23	285	292
Bank of Montreal 3.803%, 12/15/32	338	352
	Par Value	Value

Financials—continued
Brighthouse Financial, Inc. 3.700%, 6/22/27	$220	$219
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	200	208
Brookfield Finance, Inc. 4.000%, 4/1/24	342	366
Capital One Financial Corp.
4.200%, 10/29/25	200	216
3.750%, 7/28/26	225	237
Citadel LP 144A 4.875%, 1/15/27(1)	190	200
Citigroup, Inc.
3.200%, 10/21/26	371	385
(3 month LIBOR + 1.250%) 3.159%, 7/1/26(2)	600	616
Discover Bank 4.682%, 8/9/28	500	522
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	225	245
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	610	655
Guanay Finance Ltd. 144A 6.000%, 12/15/20(1)	91	92
ICAHN Enterprises LP 6.250%, 5/15/26	225	240
Jefferies Financial Group, Inc. 5.500%, 10/18/23	170	185
Jefferies Group LLC
5.125%, 1/20/23	39	42
4.850%, 1/15/27	115	127
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(1)	215	288
Liberty Mutual Group, Inc.
144A 4.250%, 6/15/23(1)	65	69
144A 4.569%, 2/1/29(1)	210	234
Morgan Stanley
3.125%, 7/27/26	410	423
6.375%, 7/24/42	655	963
MSCI, Inc. 144A 4.000%, 11/15/29(1)	100	101
Navient Corp. 6.750%, 6/25/25	135	149
Prudential Financial, Inc.
5.625%, 6/15/43(6)	270	290
(3 month LIBOR + 4.175%) 5.875%, 9/15/42	85	91
Santander Holdings USA, Inc.
3.700%, 3/28/22	169	174
3.500%, 6/7/24	180	185
4.400%, 7/13/27	80	86
SBA Tower Trust
144A 2.877%, 7/9/21(1)	320	321
144A 2.836%, 1/15/25(1)	190	192
Societe Generale S.A. 144A 4.750%, 11/24/25(1)	200	217
Springleaf Finance Corp.
6.875%, 3/15/25	110	125
7.125%, 3/15/26	40	46
5.375%, 11/15/29	15	16
Synchrony Financial 3.950%, 12/1/27	285	299
Synovus Financial Corp. 5.900%, 2/7/29	90	95
See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Financials—continued
Teachers Insurance & Annuity Association of America (3 month LIBOR + 2.661%) 144A 4.375%, 9/15/54(1)	$160	$167
Toronto-Dominion Bank (The) 3.625%, 9/15/31	270	282
Trinity Acquisition plc 4.400%, 3/15/26	90	98
UBS AG 7.625%, 8/17/22	500	564
Voya Financial, Inc. (3 month LIBOR + 3.580%) 5.650%, 5/15/53	195	207
Wells Fargo & Co.
3.550%, 9/29/25	490	518
Series S 5.900%(6)(7)	155	169
Zions Bancorp NA 3.250%, 10/29/29	250	245
		14,615

Health Care—2.0%
Anthem, Inc. 2.875%, 9/15/29	185	184
Bausch Health Cos., Inc. 144A 5.750%, 8/15/27(1)	125	136
Catalent Pharma Solutions, Inc. 144A 5.000%, 7/15/27(1)	30	31
Centene Corp. 144A 4.625%, 12/15/29(1)	80	84
Charles River Laboratories International, Inc. 144A 4.250%, 5/1/28(1)	50	51
CVS Health Corp. 2.875%, 6/1/26	290	294
HCA, Inc.
5.375%, 2/1/25	55	61
5.125%, 6/15/39	90	99
5.250%, 6/15/49	140	156
Mylan NV 3.950%, 6/15/26	280	292
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	65	65
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	200	206
Tenet Healthcare Corp. 144A 5.125%, 11/1/27(1)	63	67
Zimmer Biomet Holdings, Inc. (3 month LIBOR + 0.750%) 2.653%, 3/19/21(2)	245	245
		1,971

Industrials—2.6%
ASGN, Inc. 144A 4.625%, 5/15/28(1)	100	103
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	280	290
Avolon Holdings Funding Ltd.
144A 3.950%, 7/1/24(1)	37	39
144A 4.375%, 5/1/26(1)	215	227
Bombardier, Inc. 144A 5.750%, 3/15/22(1)	95	98
DP World plc 144A 6.850%, 7/2/37(1)	140	184
	Par Value	Value

Industrials—continued
Hillenbrand, Inc. 4.500%, 9/15/26	$245	$256
Oshkosh Corp. 4.600%, 5/15/28	316	337
Owens Corning
3.400%, 8/15/26	225	229
3.950%, 8/15/29	84	87
Penske Truck Leasing Co., LP 144A 4.125%, 8/1/23(1)	190	200
Pentair Finance S.a.r.l 4.500%, 7/1/29	315	332
TransDigm, Inc. 144A 5.500%, 11/15/27(1)	155	157
		2,539

Information Technology—1.9%
Broadcom Corp. 3.000%, 1/15/22	90	91
Citrix Systems, Inc. 4.500%, 12/1/27	230	249
Dell International LLC
144A 6.020%, 6/15/26(1)	45	52
144A 8.100%, 7/15/36(1)	95	125
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	255	283
Juniper Networks, Inc. 3.750%, 8/15/29	210	218
Motorola Solutions, Inc.
4.600%, 2/23/28	166	180
4.600%, 5/23/29	85	92
Verisk Analytics, Inc. 4.000%, 6/15/25	215	231
VMware, Inc.
2.950%, 8/21/22	109	111
3.900%, 8/21/27	235	246
		1,878

Materials—3.0%
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(1)(6)	200	235
Celanese US Holdings LLC 3.500%, 5/8/24	240	248
DuPont de Nemours, Inc. 4.493%, 11/15/25	212	233
Glencore Funding LLC 144A 4.000%, 3/27/27(1)	290	301
Greif, Inc. 144A 6.500%, 3/1/27(1)	85	92
GUSAP III LP 144A 4.250%, 1/21/30(1)	200	203
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(1)	375	388
Kaiser Aluminum Corp. 144A 4.625%, 3/1/28(1)	95	97
Olin Corp. 5.625%, 8/1/29	225	238
SABIC Capital II BV 144A 4.500%, 10/10/28(1)	200	223
Syngenta Finance N.V. 144A 4.441%, 4/24/23(1)	200	209
See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Materials—continued
Teck Resources Ltd. 6.125%, 10/1/35	$215	$252
Vulcan Materials Co. 3.900%, 4/1/27	210	222
		2,941

Real Estate—2.6%
Corporate Office Properties LP 3.600%, 5/15/23	295	304
EPR Properties 4.750%, 12/15/26	275	300
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(1)	190	192
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	140	147
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	215	227
Iron Mountain, Inc. 144A 4.875%, 9/15/29(1)	190	193
iStar, Inc. 4.250%, 8/1/25	190	192
Life Storage LP 3.500%, 7/1/26	220	226
MPT Operating Partnership LP
5.000%, 10/15/27	80	85
4.625%, 8/1/29	45	46
Office Properties Income Trust 4.500%, 2/1/25	215	225
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	155	158
Service Properties Trust 4.950%, 2/15/27	245	254
		2,549

Utilities—2.4%
CenterPoint Energy, Inc.
3.850%, 2/1/24	95	100
4.250%, 11/1/28	260	282
DPL, Inc. 144A 4.350%, 4/15/29(1)	263	254
Exelon Corp. 3.497%, 6/1/22	285	293
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(1)	235	252
Pennsylvania Electric Co. 144A 3.600%, 6/1/29(1)	240	253
PSEG Power LLC 3.850%, 6/1/23	231	242
Southern Power Co. 4.150%, 12/1/25	255	276
Talen Energy Supply LLC 144A 6.625%, 1/15/28(1)	105	107
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(1)	110	116
	Par Value	Value

Utilities—continued
Vistra Operations Co. LLC 144A 4.300%, 7/15/29(1)	$230	$234
		2,409

Total Corporate Bonds and Notes (Identified Cost $36,387)		38,528

Leveraged Loans(2)—4.3%
Aerospace—0.5%
American Airlines, Inc. 2018 (3 month LIBOR + 1.750%) 0.000%, 6/27/25(8)	195	195
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 5.550%, 12/6/25	20	20
TransDigm, Inc. 2018, Tranche E (1 month LIBOR + 2.500%) 4.299%, 5/30/25	232	233
		448

Consumer Non-Durables—0.1%
Kronos Acquisition Holdings, Inc. Tranche B-3 (3 month LIBOR + 4.000%) 5.792%, 5/15/23	138	135
Energy—0.1%
Buckeye Partners LP (1 month LIBOR + 2.750%) 4.441%, 11/1/26	45	45
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 5.000%) 6.945%, 3/27/24	84	85
		130

Food / Tobacco—0.1%
Aramark Services, Inc. Tranche B-4 (3 month LIBOR + 1.750%) 0.000%, 1/27/27(8)	45	45
CHG PPC Parent LLC First Lien (1 month PRIME + 2.750%) 4.549%, 3/31/25	69	69
		114

Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche U (3 month LIBOR + 2.500%) 4.215%, 7/1/26	89	90
Gaming / Leisure—0.2%
Seminole Tribe of Florida (1 month LIBOR + 1.750%) 3.549%, 7/8/24	154	154
Station Casinos LLC Tranche B (1 month LIBOR + 2.500%) 4.300%, 6/8/23	82	83
		237

Healthcare—0.5%
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 4.490%, 11/27/25	30	30
See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Healthcare—continued
(1 month LIBOR + 3.000%) 4.740%, 6/2/25	$17	$17
CHG Healthcare Services, Inc. (1 month LIBOR + 3.000%) 4.799%, 6/7/23	118	118
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 3.695%, 6/11/25	128	129
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 4.500%) 6.299%, 11/16/25	139	140
Select Medical Corp. Tranche B (6 month LIBOR + 2.500%) 4.580%, 3/6/25	25	25
		459

Housing—0.6%
American Builders & Contractors Supply Co., Inc. (1 month LIBOR + 2.000%) 3.799%, 1/15/27	160	160
Capital Automotive LP 2017, Tranche B-2 (1 month LIBOR + 2.500%) 4.300%, 3/25/24	115	116
CPG International LLC (3 month LIBOR + 3.750%) 5.933%, 5/6/24	129	129
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 3.799%, 11/21/24	227	228
		633

Information Technology—0.2%
Boxer Parent Co., Inc. (1 month LIBOR + 4.250%) 6.049%, 10/2/25	54	53
Kronos, Inc. 2018 (3 month LIBOR + 3.000%) 4.909%, 11/1/23	103	104
		157

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (3 month LIBOR + 2.750%) 4.452%, 9/18/26	145	146
Media / Telecom - Cable/Wireless Video—0.2%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 3.990%, 1/15/26	149	149
Media / Telecom - Telecommunications—0.2%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 4.549%, 1/31/25	172	172
Media / Telecom - Wireless Communications—0.3%
CommScope, Inc. (1 month LIBOR + 3.250%) 5.049%, 4/4/26	55	55
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 3.550%, 4/11/25	208	208
		263

	Par Value	Value

Service—0.5%
Dun & Bradstreet Corp. (The) (1 month LIBOR + 5.000%) 6.792%, 2/6/26	$120	$121
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 5.049%, 12/31/25	218	218
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 5.550%, 2/1/23	111	103
		442

Transportation - Automotive—0.2%
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 5.240%, 11/6/24	93	93
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 5.305%, 4/30/26	140	140
		233

Utility—0.4%
Brookfield WEC Holdings, Inc. First Lien (1 month LIBOR + 3.500%) 5.299%, 8/1/25	214	215
Calpine Corp. 2019 (3 month LIBOR + 2.250%) 4.200%, 4/1/26	149	150
Pacific Gas and Electric Co.
(1 month LIBOR + 2.250%) 3.970%, 12/31/20	55	55
(4 month LIBOR + 2.250%) 2.250%, 12/31/20(9)	20	20
		440

Total Leveraged Loans (Identified Cost $4,232)		4,248

	Shares
Preferred Stocks—0.9%
Financials—0.7%
KeyCorp Series D, 5.000%	140(10)	149
M&T Bank Corp. Series F, 5.125%	126(10)	137
MetLife, Inc. Series D, 5.875%	88(10)	98
PNC Financial Services Group, Inc. (The) Series R, 4.850%	80(10)	83
PNC Financial Services Group, Inc. (The) Series S, 5.000%	220(10)	235
		702

Industrials—0.2%
General Electric Co. Series D, 5.000%	231(10)	226
Total Preferred Stocks (Identified Cost $858)		928

Exchange-Traded Funds—0.5%
Invesco Senior Loan ETF(11)	8,583	196
See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Shares	Value

iShares iBoxx High Yield Corporate Bond ETF(11)	2,751	$242
Total Exchange-Traded Funds (Identified Cost $434)		438

Total Long-Term Investments—97.7% (Identified Cost $92,350)		95,812

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.512%)(11)	861,749	862
Total Short-Term Investment (Identified Cost $862)		862

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.512%)(11)(12)	54,978	55
Total Securities Lending Collateral (Identified Cost $55)		55

TOTAL INVESTMENTS—98.6% (Identified Cost $93,267)		$96,729
Other assets and liabilities, net—1.4%		1,379
NET ASSETS—100.0%		$98,108

Abbreviations:
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities amounted to a value of $41,308 or 42.1% of net assets.
(2)	Variable rate security. Rate disclosed is as of December 31, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	All or a portion of security is on loan.
(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	No contractual maturity date.
(8)	This loan will settle after December 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Represents unfunded portion of security and commitment fee earned on this portion.
(10)	Value shown as par value.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	91%
Canada	2
Netherlands	1
Chile	1
Ireland	1
Switzerland	1
Mexico	1
Other	2
Total	100%
† % of total investments as of December 31, 2019.
See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$10,006	$—	$10,006	$—
Corporate Bonds and Notes	38,528	—	38,528	—
Foreign Government Securities	898	—	898	—
Leveraged Loans	4,248	—	4,248	—
Mortgage-Backed Securities	26,058	—	25,973	85
Municipal Bonds	1,855	—	1,855	—
U.S. Government Securities	12,853	—	12,853	—
Equity Securities:
Exchange-Traded Funds	438	438	—	—
Preferred Stocks	928	—	928	—
Securities Lending Collateral	55	55	—	—
Money Market Mutual Fund	862	862	—	—
Total Investments	$96,729	$1,355	$95,289	$85
Securities held by the Fund with an end of period value of $449 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Mortgage-Backed Securities
Investments in Securities
Balance as of September 30, 2019:	$547	$547
Sales(a)	(13)	(13)
Transfers from Level 3(b)	(449)	(449)
Balance as of December 31, 2019	$85	$85
(a)Includes paydowns on securities.
(b)Transfers into and/or from” represent the ending value as of December 31, 2019, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

NEWFLEET CORE PLUS BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.